Employee Benefits - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2021 MXN ($)
Disclosure of defined benefit plans [line items]
2022	$ 977
2023	497
2024	520
2025	587
2026	583
2027 to 2031	3,882
Pension and retirement plans
Disclosure of defined benefit plans [line items]
2022	754
2023	317
2024	346
2025	421
2026	419
2027 to 2031	3,039
Seniority premiums
Disclosure of defined benefit plans [line items]
2022	201
2023	156
2024	149
2025	140
2026	137
2027 to 2031	681
Post retirement medical services
Disclosure of defined benefit plans [line items]
2022	22
2023	23
2024	25
2025	26
2026	27
2027 to 2031	$ 162